Loss from Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Income from Discontinued Operations

	Years Ended December 31,
(In millions)	2016	2015	2014

Loss from operations(a)(b)	$—	(2.4)	(13.3)
Loss on sales	—	(0.8)	(18.9)
Adjustments to contingencies of former operations(c):
Workers' compensation	(2.8)	(0.7)	(4.4)
Insurance recoveries related to BAX Global indemnification(d)	—	—	9.5
Other	—	0.1	(1.6)
Loss from discontinued operations before income taxes	(2.8)	(3.8)	(28.7)
Provision (benefit) for income taxes	(1.1)	(1.0)	0.4
Loss from discontinued operations, net of tax	$(1.7)	(2.8)	(29.1)

(a)	Discontinued operations include gains and losses related to businesses that we recently sold or shut down. No interest expense was included in discontinued operations in 2015 and 2014.

(b)
The loss from operations in 2015 included $1.0 million in pension settlement charges related to the Mexican parcel delivery business sold in February 2015. The loss from operations in 2014 included $15.6 million in non-cash severance and impairment charges related to the Netherlands cash-in-transit operations.

(c)	Primarily related to former coal businesses and BAX Global, a former freight forwarding and logistics business.

(d)
BAX Global had been defending a claim related to the apparent diversion by a third party of goods being transported for a customer.  In 2010, the Dutch Supreme Court denied the final appeal of BAX Global, letting stand the lower court ruling that BAX Global was liable for this claim.  We had contractually indemnified the purchaser of BAX Global for this contingency.  Through 2010, we had recognized $11.5 million of expense related to the payment made in satisfaction of the judgment.  In 2014, we recovered $9.5 million from insurance companies related to this matter.

Schedule Of Revenues And Losses From Operations
The results of the above operations have been excluded from continuing operations and are reported as discontinued operations for the prior periods.  The table below shows revenues by operating segment which have been reclassified to discontinued operations:

	December 31,
(In millions)	2016	2015	2014

North America	$—	4.6	21.2
South America	—	—	4.9
Rest of World	—	—	133.6
Total	$—	4.6	159.7
The table below shows revenues and loss from operations before tax for the Netherlands cash-in-transit operations sold in 2014:

	Years Ended December 31,
(In millions)	2016	2015	2014

Netherlands CIT operations:
Revenues	$—	—	126.0
Loss from operations before tax	—	—	(2.0)